T. ROWE PRICE Retirement I 2045 Fund - I Class
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 2.4%
T. Rowe Price Funds:
New Income Fund  70,741 12,193 649 10,161,398 80,377
U.S. Treasury Long-Term Index
Fund  51,550 5,192 570 6,922,190 53,093
International Bond Fund (USD
Hedged)  24,202 1,302 210 3,116,198 25,303
Dynamic Global Bond Fund  16,160 2,040 144 2,211,747 17,296
Limited Duration Inflation
Focused Bond Fund  210 – – 44,837 210
Total Bond Mutual Funds (Cost $209,354) 176,279
EQUITY MUTUAL FUNDS 95.4%
T. Rowe Price Funds:
Growth Stock Fund (2) 1,081,661 28,699 95,517 13,316,275 1,133,481
Value Fund  996,514 37,461 9,801 26,901,549 1,094,893
Equity Index 500 Fund  661,846 37,179 40,915 5,956,617 707,825
Overseas Stock Fund  529,272 20,569 3,741 46,418,582 563,057
U.S. Large-Cap Core Fund  352,479 147,400 2,065 15,819,923 531,391
International Value Equity Fund  451,540 17,935 8,183 31,363,582 490,840
International Stock Fund  445,536 16,482 3,356 25,873,174 472,185
Real Assets Fund  282,255 116,106 1,739 30,150,098 415,167
Mid-Cap Growth Fund  242,894 13,617 1,936 2,696,226 273,883
Mid-Cap Value Fund  217,529 9,618 1,638 7,891,991 248,440
Emerging Markets Discovery
Stock Fund  195,076 8,513 1,636 16,229,258 212,441
Small-Cap Stock Fund  158,715 10,879 1,335 3,218,659 181,372
U.S. Equity Research Fund  233,691 2,446 80,554 3,977,298 175,121
Emerging Markets Stock Fund  166,551 7,031 2,951 4,986,356 173,076
Small-Cap Value Fund  130,791 8,925 1,062 2,984,979 150,921
New Horizons Fund (2) 105,945 5,771 975 2,184,160 120,609
Total Equity Mutual Funds (Cost $6,447,856) 6,944,702
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  822 87,542 87,380 9,641 967
Total Other Mutual Funds (Cost $961) 967

T. ROWE PRICE Retirement I 2045 Fund - I Class

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 188,918 136,211 167,402 157,727,143 157,727
Total Short-Term Investments (Cost $157,727) 157,727
Total Investments in Securities 100.0%
(Cost $6,815,898) $ 7,279,675
Other Assets Less Liabilities (0.0)% (2,698)
Net Assets 100.0% $ 7,276,977
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2045 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (7) $ (760) $ 220
Emerging Markets Discovery Stock Fund  (43) 10,488 —
Emerging Markets Stock Fund  (641) 2,445 —
Equity Index 500 Fund  1,437 49,715 2,720
Growth Stock Fund  (19,336) 118,638 —
International Bond Fund (USD Hedged)  (12) 9 228
International Stock Fund  152 13,523 —
International Value Equity Fund  399 29,548 —
Limited Duration Inflation Focused Bond Fund  — — —
Mid-Cap Growth Fund  32 19,308 —
Mid-Cap Value Fund  141 22,931 —
New Horizons Fund  (93) 9,868 —
New Income Fund  (33) (1,908) 852
Overseas Stock Fund  442 16,957 —
Real Assets Fund  289 18,545 —
Small-Cap Stock Fund  28 13,113 —
Small-Cap Value Fund  34 12,267 —
Transition Fund  (830) (17) 92
U.S. Equity Research Fund  (286) 19,538 —
U.S. Large-Cap Core Fund  429 33,577 —
U.S. Treasury Long-Term Index Fund  (126) (3,079) 487
Value Fund  435 70,719 —
U.S. Treasury Money Fund, 5.40% — — 2,362
Totals $ (17,589)# $ 455,425 $ 6,961+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $6,961 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2045 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2045 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On June 26,
2023, the Board approved the reorganization of the fund into the T. Rowe Price
Retirement 2045 Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes, under which the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for I Class shares of the Acquiring fund. On or about November 15, 2023, the fund will be closed to new investors and new accounts. The reorganization is anticipated to close on or about February 16, 2024. After the reorganization, the fund will be formally terminated. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2045 Fund - I Class

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE Retirement I 2045 Fund - I Class

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R418-054Q1 08/23